Restructuring - Costs Related to the Restructuring Program (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended	36 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2018
2017 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 11,666	$ 13,796		$ 25,462
2017 Restructuring | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,617	3,039
2017 Restructuring | General and administrative, restructuring, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges	10,049	10,757
2017 Restructuring | Personnel Related
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4,631	6,174		10,805
2017 Restructuring | Personnel Related | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	424	0
2017 Restructuring | Personnel Related | General and administrative, restructuring, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4,207	6,174
2017 Restructuring | Contract and Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5,425	4,583		10,008
2017 Restructuring | Contract and Other Costs | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,193	0
2017 Restructuring | Contract and Other Costs | General and administrative, restructuring, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4,232	4,583
2017 Restructuring | Inventory Write-offs & Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,610	3,039		$ 4,649
2017 Restructuring | Inventory Write-offs & Asset Impairments | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	3,039
2017 Restructuring | Inventory Write-offs & Asset Impairments | General and administrative, restructuring, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,610	0
2016 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(1,727)	19,740	$ 79,099		$ 97,112
2016 Restructuring | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges		1,379	11,960
2016 Restructuring | General and administrative, restructuring, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(1,727)	18,361	56,193
2016 Restructuring | Other expense, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges			10,946
2016 Restructuring | Personnel Related
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(343)	9,540	19,220		28,417
2016 Restructuring | Personnel Related | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges		1,141	1,222
2016 Restructuring | Personnel Related | General and administrative, restructuring, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(343)	8,399	17,998
2016 Restructuring | Personnel Related | Other expense, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges			0
2016 Restructuring | Contract and Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(546)	9,850	8,315		17,619
2016 Restructuring | Contract and Other Costs | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges		238	43
2016 Restructuring | Contract and Other Costs | General and administrative, restructuring, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(546)	9,612	8,272
2016 Restructuring | Contract and Other Costs | Other expense, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges			0
2016 Restructuring | Asset Impairments & Disposals
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	0	44,399		44,399
2016 Restructuring | Asset Impairments & Disposals | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0	10,490
2016 Restructuring | Asset Impairments & Disposals | General and administrative, restructuring, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	0	22,963
2016 Restructuring | Asset Impairments & Disposals | Other expense, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges			10,946
2016 Restructuring | Facility Related
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(838)	350	7,165		$ 6,677
2016 Restructuring | Facility Related | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0	205
2016 Restructuring | Facility Related | General and administrative, restructuring, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ (838)	$ 350	6,960
2016 Restructuring | Facility Related | Other expense, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 0